Subsequent Events (Details)	Mar. 01, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
BSG
Subsequent Event [Line Items]
Percentage of interests acquired	20.10%
Minimum | BSG
Subsequent Event [Line Items]
Total consideration, up to	$ 0
Maximum | BSG
Subsequent Event [Line Items]
Total consideration, up to	$ 374,000,000
Common Class A
Subsequent Event [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Share price (USD per share) | $ / shares		9.20	9.20
Common Class B
Subsequent Event [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event | BSG
Subsequent Event [Line Items]
Consideration, equity interests	$ 2,910,923,000
Share price (USD per share) | $ / shares	$ 10.00
Percentage of interests acquired	20.10%
Total consideration, up to	$ 150,000,000
Subsequent Event | Minimum | BSG
Subsequent Event [Line Items]
Subscriptions	85,000,000
Payments to acquire businesses	0
Subsequent Event | Maximum | BSG
Subsequent Event [Line Items]
Subscriptions	150,000,000
Payments to acquire businesses	$ 374,000,000
Subsequent Event | Common Class A | BSG
Subsequent Event [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.0001
Conversion ratio	1
Subscriptions receivable	$ 150,000,000
Shares subscribed | shares	15,000,000
Share price (USD per share) | $ / shares	$ 10.00
Subsequent Event | Common Class B | BSG
Subsequent Event [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.0001
Conversion ratio	1